Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officers, who we refer to as our PEOs, and our other named executive officers other than our PEOs, who we refer to as our Non-PEO NEOs, in each case as presented in our Summary Compensation Tables, which amounts we refer to as our SCT Amounts; (ii) the “compensation actually paid” to our PEOs and our Non-PEO NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, which amounts we refer to as our CAP Amounts; (iii) certain financial performance measures; and (iv) the relationship of the CAP Amounts to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.

							Value
					Average	Average	of Initial
					Summary	Compensation	Fixed $100
	Summary	Summary	Compensation	Compensation	Compensation	Actually	investment
	Compensation	Compensation	Actually	Actually	Table total for	Paid to	based on:(4)		Net loss	Stock
	Table Total for	Table Total for	Paid to First	Paid to Second	Non-PEO	Non-PEO	TSR	Peer Group	(in	Price
	First PEO	Second PEO	PEO	PEO	NEOs (1)	NEOs (1)(2)(3)	($)	($)	Thousands)	($)(5)
2025	$—	$35,946,958	$—	$57,534,937	$3,515,889	$5,585,142	$58.65	119.92	$(265,939)	12.14
2024	$8,782,364	$18,574,830	$5,834,178	$9,645,226	$6,614,266	$4,960,407	$41.26	90.58	$(193,506)	8.54
2023	$3,276,712	$—	$1,032,698	$—	$1,411,824	$692,794	$21.55	91.84	$(80,736)	4.46
2022	$4,100,605	$—	$(2,090,447)	$—	$1,507,838	$(758,745)	$13.57	88.53	$(71,038)	2.81
2021	$7,096,934	—	$(4,222,420)	$—	$3,609,513	$(1,774,384)	$33.67	99.37	$(6,553)	6.97
(1)	The First PEO is Mr. Mattessich (2024, 2023, 2022 and 2021). The Second PEO is Dr. Dugel (2024 and 2025). The First PEO presented in the table is Antony Mattessich and the Second PEO refers to Dr. Dugel. The Non-PEO NEOs for whom the average compensation is presented in this table are shown below.

2021	2022	2023	2024	2025
Michael Goldstein	Donald Notman	Donald Notman	Jeffrey Heier	Donald Notman
Donald Notman	Rabia Gurses Ozden	Rabia Gurses Ozden	Peter Kaiser	Nadia Waheed
Patricia Kitchen				Sanjay Nayak
Steve Meyers

(2)	The CAP Amounts have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the company’s PEO and Non-PEO NEOs. These amounts reflect the SCT Amounts for each year, adjusted as described in footnote 3 below.
(3)	The CAP Amounts reflect the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Amounts excluded, which are set forth in the “Minus Stock and Option Awards from Summary Compensation Table” columns below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine CAP Amounts are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted. Equity values are calculated in accordance with ASC Topic 718.

			Plus Year-End	Plus Change in		Plus Change in
	Summary	Minus Stock and	Equity Value of	Value of	Plus Value of	Value of Prior
	Compensation	Option Awards	Unvested Awards	Unvested Awards	Awards Granted	Years’ Awards	Compensation
	Table Total for	from Summary	Granted During	Granted in Prior	and Vested	Vested During	Actually
Year	First PEO	Compensation Table	Year	Years	During Year	Year	Paid to First PEO
2024	$8,782,364	$2,939,216	$—	$—	$465,956	$(474,925)	$5,834,178
2023	$3,276,712	$2,127,765	$1,843,657	$(364,599)	$82,210	$(1,677,517)	$1,032,698
2022	$4,100,605	$3,051,254	$(1,244,152)	$(2,724,746)	$(118,048)	$(1,541,155)	$(2,090,447)
2021	$7,096,934	$6,053,684	$(2,261,605)	$(9,792,051)	$(586,466)	$(2,851,242)	$(4,222,420)

			Plus Year-End	Plus Change in		Plus Change in
	Summary	Minus Stock and	Equity Value of	Value of	Plus Value of	Value of Prior
	Compensation	Option Awards	Unvested Awards	Unvested Awards	Awards Granted	Years’ Awards	Compensation
	Table Total for	from Summary	Granted During	Granted in Prior	and Vested	Vested During	Actually
Year	Second PEO	Compensation Table	Year	Years	During Year	Year	Paid to Second PEO
2025	$35,946,958	$34,175,000	$52,483,512	$2,796,660	$—	$482,807	$57,534,937
2024	$18,574,830	$17,166,409	$8,663,217	$ ─	$(426,414)	$ ─	$9,645,226

	Average	Minus Average Stock	Plus Average. Year-	Plus Average Change	Plus Average	Plus Average Change
	Summary	and Option Awards	End Equity Value	in Value of	Value of	in Value of Prior	Average
	Compensation	from Summary	of Unvested	Unvested Awards	Awards Granted	Years’ Awards	Comp.
	Table Total for	Compensation	Awards Granted	Granted in Prior	and Vested	Vested During	Actually Paid to
Year	Non-PEO NEOs	Table	During Year	Years	During Year	Year	Non-PEO NEOs
2025	$3,515,889	$2,626,063	$3,505,195	$680,018	$497,091	$13,012	$5,585,142
2024	$6,614,266	$5,992,541	$4,765,160	$32,273	$6,416	$141,466	$4,960,407
2023	$1,411,824	$728,265	$628,968	$(119,795)	$33,176	$(532,934)	$692,794
2022	$1,507,838	$882,085	$373,380	$(865,185)	$(31,864)	$(865,830)	$(758,745)
2021	$3,609,513	$2,927,056	$1,096,255	$(4,457,826)	$(283,562)	$1,188,322	$(1,774,384)

For the equity values included in the above tables, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options. The assumptions used in determining fair value of the stock options that vested during 2025, or that were outstanding as of December 31, 2025, as applicable, are as follows:

	Options Vested During Year or Outstanding on December 31 of
	2025
Expected Volatility	75.13%	─	83.10%
Risk-Free Interest Rate	3.5%	─	4.4%
Expected Dividend Yield		0%
Expected Term (in years)	3.1	─	5.9

The assumptions used in determining fair value of the stock options that vested during 2021, 2022, 2023 and 2024, or that were outstanding as of December 31, 2021, December 31, 2022, December 31, 2023 or December 31, 2024, as applicable, are as follows:

	Options Vested During Year or Outstanding on
	December 31 of
	2024			2023			2022			2021
Expected Volatility	79.06%	─	85.10%	80.00%	─	107.10%	79.00%	─	119.50%	64.5%	─	133.5%
Risk-Free Interest Rate	4.2%	─	4.3%	3.83%	─	4.73%	4.20%	─	4.70%	0.1%	─	0.3%
Expected Dividend Yield	0%			0%			0%			0%
Expected Term (in years)	1.4	─	3.8	1.0	─	3.1	1.0	─	3.5	0.5	─	4.0
(4)The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)We determined Stock Price to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our Second PEO and Non-PEO NEOs in 2025.

Named Executive Officers, Footnote
(1)	The First PEO is Mr. Mattessich (2024, 2023, 2022 and 2021). The Second PEO is Dr. Dugel (2024 and 2025). The First PEO presented in the table is Antony Mattessich and the Second PEO refers to Dr. Dugel. The Non-PEO NEOs for whom the average compensation is presented in this table are shown below.

2021	2022	2023	2024	2025
Michael Goldstein	Donald Notman	Donald Notman	Jeffrey Heier	Donald Notman
Donald Notman	Rabia Gurses Ozden	Rabia Gurses Ozden	Peter Kaiser	Nadia Waheed
Patricia Kitchen				Sanjay Nayak
Steve Meyers

Peer Group Issuers, Footnote
(4)The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)	The CAP Amounts reflect the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Amounts excluded, which are set forth in the “Minus Stock and Option Awards from Summary Compensation Table” columns below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine CAP Amounts are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted. Equity values are calculated in accordance with ASC Topic 718.

			Plus Year-End	Plus Change in		Plus Change in
	Summary	Minus Stock and	Equity Value of	Value of	Plus Value of	Value of Prior
	Compensation	Option Awards	Unvested Awards	Unvested Awards	Awards Granted	Years’ Awards	Compensation
	Table Total for	from Summary	Granted During	Granted in Prior	and Vested	Vested During	Actually
Year	First PEO	Compensation Table	Year	Years	During Year	Year	Paid to First PEO
2024	$8,782,364	$2,939,216	$—	$—	$465,956	$(474,925)	$5,834,178
2023	$3,276,712	$2,127,765	$1,843,657	$(364,599)	$82,210	$(1,677,517)	$1,032,698
2022	$4,100,605	$3,051,254	$(1,244,152)	$(2,724,746)	$(118,048)	$(1,541,155)	$(2,090,447)
2021	$7,096,934	$6,053,684	$(2,261,605)	$(9,792,051)	$(586,466)	$(2,851,242)	$(4,222,420)

			Plus Year-End	Plus Change in		Plus Change in
	Summary	Minus Stock and	Equity Value of	Value of	Plus Value of	Value of Prior
	Compensation	Option Awards	Unvested Awards	Unvested Awards	Awards Granted	Years’ Awards	Compensation
	Table Total for	from Summary	Granted During	Granted in Prior	and Vested	Vested During	Actually
Year	Second PEO	Compensation Table	Year	Years	During Year	Year	Paid to Second PEO
2025	$35,946,958	$34,175,000	$52,483,512	$2,796,660	$—	$482,807	$57,534,937
2024	$18,574,830	$17,166,409	$8,663,217	$ ─	$(426,414)	$ ─	$9,645,226

Non-PEO NEO Average Total Compensation Amount	$ 3,515,889	$ 6,614,266	$ 1,411,824	$ 1,507,838	$ 3,609,513
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,585,142	4,960,407	692,794	(758,745)	(1,774,384)
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The CAP Amounts reflect the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Amounts excluded, which are set forth in the “Minus Stock and Option Awards from Summary Compensation Table” columns below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine CAP Amounts are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted. Equity values are calculated in accordance with ASC Topic 718.

	Average	Minus Average Stock	Plus Average. Year-	Plus Average Change	Plus Average	Plus Average Change
	Summary	and Option Awards	End Equity Value	in Value of	Value of	in Value of Prior	Average
	Compensation	from Summary	of Unvested	Unvested Awards	Awards Granted	Years’ Awards	Comp.
	Table Total for	Compensation	Awards Granted	Granted in Prior	and Vested	Vested During	Actually Paid to
Year	Non-PEO NEOs	Table	During Year	Years	During Year	Year	Non-PEO NEOs
2025	$3,515,889	$2,626,063	$3,505,195	$680,018	$497,091	$13,012	$5,585,142
2024	$6,614,266	$5,992,541	$4,765,160	$32,273	$6,416	$141,466	$4,960,407
2023	$1,411,824	$728,265	$628,968	$(119,795)	$33,176	$(532,934)	$692,794
2022	$1,507,838	$882,085	$373,380	$(865,185)	$(31,864)	$(865,830)	$(758,745)
2021	$3,609,513	$2,927,056	$1,096,255	$(4,457,826)	$(283,562)	$1,188,322	$(1,774,384)

Equity Valuation Assumption Difference, Footnote

For the equity values included in the above tables, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options. The assumptions used in determining fair value of the stock options that vested during 2025, or that were outstanding as of December 31, 2025, as applicable, are as follows:

	Options Vested During Year or Outstanding on December 31 of
	2025
Expected Volatility	75.13%	─	83.10%
Risk-Free Interest Rate	3.5%	─	4.4%
Expected Dividend Yield		0%
Expected Term (in years)	3.1	─	5.9

The assumptions used in determining fair value of the stock options that vested during 2021, 2022, 2023 and 2024, or that were outstanding as of December 31, 2021, December 31, 2022, December 31, 2023 or December 31, 2024, as applicable, are as follows:

	Options Vested During Year or Outstanding on
	December 31 of
	2024			2023			2022			2021
Expected Volatility	79.06%	─	85.10%	80.00%	─	107.10%	79.00%	─	119.50%	64.5%	─	133.5%
Risk-Free Interest Rate	4.2%	─	4.3%	3.83%	─	4.73%	4.20%	─	4.70%	0.1%	─	0.3%
Expected Dividend Yield	0%			0%			0%			0%
Expected Term (in years)	1.4	─	3.8	1.0	─	3.1	1.0	─	3.5	0.5	─	4.0

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between the CAP Amounts for our PEOs, the average CAP Amounts for our Non-PEO NEOs, and the (1) company’s total shareholder return, or TSR, and (ii) peer group total shareholder return, or Peer Group TSR, over the fiscal five-year period from December 31, 2020 through December 31, 2025.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between CAP Amounts for our PEOs, the average CAP Amounts for our Non-PEO NEOs, and the company’s net loss over the fiscal five year period from December 31, 2020 through December 31, 2025.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between CAP Amounts for our PEOs, the average of CAP Amounts for our Non-PEO NEOs, and our stock price during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between the CAP Amounts for our PEOs, the average CAP Amounts for our Non-PEO NEOs, and the (1) company’s total shareholder return, or TSR, and (ii) peer group total shareholder return, or Peer Group TSR, over the fiscal five-year period from December 31, 2020 through December 31, 2025.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our Second PEO and other NEOs for 2025 to company performance.

The following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our Second PEO and other NEOs for 2025 to company performance.

Stock Price

Total Shareholder Return Amount	$ 58.65	41.26	21.55	13.57	33.67
Peer Group Total Shareholder Return Amount	119.92	90.58	91.84	88.53	99.37
Net Income (Loss)	$ (265,939,000)	$ (193,506,000)	$ (80,736,000)	$ (71,038,000)	$ (6,553,000)
Company Selected Measure Amount | $ / shares	12.14	8.54	4.46	2.81	6.97
PEO Name	Dr. Dugel
Expected Volatility Minimum	75.13%	79.06%	80.00%	79.00%	64.50%
Expected Volatility Maximum	83.10%	85.10%	107.10%	119.50%	133.50%
Risk-Free Interest Rate Minimum	3.50%	4.20%	3.83%	4.20%	0.10%
Risk-Free Interest Rate Maximum	4.40%	4.30%	4.73%	4.70%	0.30%
Expected Dividend Yield	0.00%		0.00%	0.00%	0.00%
Expected Term (in years) Minimim	3 years 1 month 6 days	1 year 4 months 24 days	1 year	1 year	6 months
Expected Term (in years) Maximum	5 years 10 months 24 days	3 years 9 months 18 days	3 years 1 month 6 days	3 years 6 months	4 years
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
Non-GAAP Measure Description	(5)We determined Stock Price to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our Second PEO and Non-PEO NEOs in 2025.
Antony Mattessich
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,782,364	$ 3,276,712	$ 4,100,605	$ 7,096,934
PEO Actually Paid Compensation Amount		5,834,178	1,032,698	(2,090,447)	(4,222,420)
Dr. Dugel
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 35,946,958	18,574,830
PEO Actually Paid Compensation Amount	57,534,937	9,645,226
PEO | Antony Mattessich | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustments to Compensation, Amount		(2,939,216)	(2,127,765)	(3,051,254)	(6,053,684)
PEO | Antony Mattessich | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustments to Compensation, Amount			1,843,657	(1,244,152)	(2,261,605)
PEO | Antony Mattessich | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustments to Compensation, Amount			(364,599)	(2,724,746)	(9,792,051)
PEO | Antony Mattessich | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustments to Compensation, Amount		465,956	82,210	(118,048)	(586,466)
PEO | Antony Mattessich | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustments to Compensation, Amount		(474,925)	(1,677,517)	(1,541,155)	(2,851,242)
PEO | Dr. Dugel | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustments to Compensation, Amount	(34,175,000)	(17,166,409)
PEO | Dr. Dugel | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustments to Compensation, Amount	52,483,512	8,663,217
PEO | Dr. Dugel | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustments to Compensation, Amount	2,796,660
PEO | Dr. Dugel | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustments to Compensation, Amount		(426,414)
PEO | Dr. Dugel | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustments to Compensation, Amount	482,807
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustments to Compensation, Amount	(2,626,063)	(5,992,541)	(728,265)	(882,085)	(2,927,056)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustments to Compensation, Amount	3,505,195	4,765,160	628,968	373,380	1,096,255
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustments to Compensation, Amount	680,018	32,273	(119,795)	(865,185)	(4,457,826)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustments to Compensation, Amount	497,091	6,416	33,176	(31,864)	(283,562)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustments to Compensation, Amount	$ 13,012	$ 141,466	$ (532,934)	$ (865,830)	$ 1,188,322